Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 231,896,649.67
Total Fee Amount	20,175.01
Total Offset Amount	0.00
Net Fee	$ 20,175.01
Offering Table N/A
Offset Table N/A	N/A